U. S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.  Name and address of issuer:

                  Accolade Funds
                  7900 Callaghan Road
                  San Antonio, Texas 78229

2.  Name of each series or class of funds for which this notice is filed:

                  Bonnel Growth Fund

3.  Investment Company Act File Number: 811-7662

         Securities Act File Number:  33-61542

4.  Last day of fiscal year for which this notice is filed:

                  September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                  /     /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                  Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

                  None

9.  Number and aggregate sale price of securities sold during the fiscal year:

                  Number of Shares -- 7,483,138
                  Aggregate Sales Price -- $116,765,133

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                  Number of Shares --7,483,138
                  Aggregate Sales Price --$116,765,133

11. Number and aggregate sale price of securities  issued during the fiscal year
    in  connection  with  dividend   reinvestment   plans,  if  applicable  (see
    Instruction B.7):

                  Number of Shares -- 104,558
                  Aggregate Sales Price -- $1,437,680

12. Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule
                 24f-2 (from Item 10):

                                                                 $116,765,133.00

          (ii)   Aggregate   price  of   shares   issued  in
                 connection with dividend reinvestment plans
                 (from Item 11, if applicable):

                                                                  + 1,437,680.00

          (iii)  Aggregate   price  of  shares  redeemed  or
                 repurchased during the fiscal year (if applicable):

                                                                 - 60,501,758.00

          (iv)   Aggregate   price  of  shares  redeemed  or
                 repurchased and previously applied as a reduction to filing fees pursuant to rule
                 24e-2 (if applicable):

                                                                             + 0

          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                                  $57,701,055.00
                                                                  --------------

          (vi)   Multiplier  prescribed  by Section  6(b) of
                 the   Securities   Act  of  1933  or  other
                 applicable    law   or   regulation    (see
                 Instruction C.6):

                                                                     x    1/2900

          (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                      $19,896.92
                                                                      ==========

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of

     Informal and Other Procedures (17CFR 202.3a).

                / X /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                November 21, 1996

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/ Kevin C. White
   -------------------------------
    KEVIN C. WHITE
    Chief Accounting Officer,

Date:    November 20, 1996